Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	February 2022
Payment Date	3/15/2022
Transaction Month	21
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,254,021,429.53	79,887	56.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$411,540,000.00	0.26275%	July 15, 2021
Class A-2 Notes	$685,900,000.00	0.50%	February 15, 2023
Class A-3 Notes	$686,130,000.00	0.56%	October 15, 2024
Class A-4 Notes	$216,800,000.00	0.79%	November 15, 2025
Class B Notes	$63,160,000.00	1.19%	January 15, 2026
Class C Notes	$42,120,000.00	2.04%	December 15, 2026

Total	$2,105,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,078,621.83

Principal:
Principal Collections	$28,500,389.46
Prepayments in Full	$15,166,223.91
Liquidation Proceeds	$351,261.04
Recoveries	$62,505.15
Sub Total	$44,080,379.56
Collections	$46,159,001.39

Purchase Amounts:
Purchase Amounts Related to Principal	$187,185.60
Purchase Amounts Related to Interest	$164.25
Sub Total	$187,349.85

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$46,346,351.24

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	February 2022
Payment Date	3/15/2022
Transaction Month	21
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$46,346,351.24
Servicing Fee	$823,094.97	$823,094.97	$0.00	$0.00	$45,523,256.27
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$45,523,256.27
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$45,523,256.27
Interest - Class A-3 Notes	$259,962.46	$259,962.46	$0.00	$0.00	$45,263,293.81
Interest - Class A-4 Notes	$142,726.67	$142,726.67	$0.00	$0.00	$45,120,567.14
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,120,567.14
Interest - Class B Notes	$62,633.67	$62,633.67	$0.00	$0.00	$45,057,933.47
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,057,933.47
Interest - Class C Notes	$71,604.00	$71,604.00	$0.00	$0.00	$44,986,329.47
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$44,986,329.47
Regular Principal Payment	$41,380,096.16	$41,380,096.16	$0.00	$0.00	$3,606,233.31
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,606,233.31
Residual Released to Depositor	$0.00	$3,606,233.31	$0.00	$0.00	$0.00

Total		$46,346,351.24

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$41,380,096.16
Total					$41,380,096.16
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$41,380,096.16	$60.31	$259,962.46	$0.38	$41,640,058.62	$60.69
Class A-4 Notes	$0.00	$0.00	$142,726.67	$0.66	$142,726.67	$0.66
Class B Notes	$0.00	$0.00	$62,633.67	$0.99	$62,633.67	$0.99
Class C Notes	$0.00	$0.00	$71,604.00	$1.70	$71,604.00	$1.70
Total	$41,380,096.16	$19.65	$536,926.80	$0.25	$41,917,022.96	$19.90

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	February 2022
Payment Date	3/15/2022
Transaction Month	21

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$557,062,410.50	0.8118905	$515,682,314.34	0.7515811
Class A-4 Notes	$216,800,000.00	1.0000000	$216,800,000.00	1.0000000
Class B Notes	$63,160,000.00	1.0000000	$63,160,000.00	1.0000000
Class C Notes	$42,120,000.00	1.0000000	$42,120,000.00	1.0000000
Total	$879,142,410.50	0.4175159	$837,762,314.34	0.3978640

Pool Information
Weighted Average APR	2.598%	2.594%
Weighted Average Remaining Term	40.11	39.27
Number of Receivables Outstanding	46,759	45,707
Pool Balance	$987,713,962.78	$943,175,997.34
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$921,255,541.76	$879,875,445.60
Pool Factor	0.4382008	0.4184415

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$21,056,565.63
Yield Supplement Overcollateralization Amount	$63,300,551.74
Targeted Overcollateralization Amount	$105,413,683.00
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$105,413,683.00

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$21,056,565.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$21,056,565.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$21,056,565.63

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	February 2022
Payment Date	3/15/2022
Transaction Month	21
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		83	$332,905.43
(Recoveries)		39	$62,505.15
Net Loss for Current Collection Period			$270,400.28
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3285%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2567%
Second Prior Collection Period			0.2233%
Prior Collection Period			0.2923%
Current Collection Period			0.3361%
Four Month Average (Current and Prior Three Collection Periods)			0.2771%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,292	$4,963,787.35
(Cumulative Recoveries)			$847,299.58
Cumulative Net Loss for All Collection Periods			$4,116,487.77
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1826%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,165.70
Average Net Loss for Receivables that have experienced a Realized Loss			$1,796.02

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.81%	289	$7,596,129.48
61-90 Days Delinquent	0.12%	40	$1,096,818.79
91-120 Days Delinquent	0.01%	5	$120,868.90
Over 120 Days Delinquent	0.02%	10	$235,603.14
Total Delinquent Receivables	0.96%	344	$9,049,420.31

Repossession Inventory:
Repossessed in the Current Collection Period		16	$572,889.11
Total Repossessed Inventory		30	$1,005,946.52

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1045%
Prior Collection Period			0.1198%
Current Collection Period			0.1203%
Three Month Average			0.1149%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1541%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	February 2022
Payment Date	3/15/2022
Transaction Month	21

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	96	$2,613,881.27
2 Months Extended	104	$2,604,828.33
3+ Months Extended	11	$295,669.75

Total Receivables Extended	211	$5,514,379.35

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer